Restatement of Previously Issued Financial Statements - Summary of Effect of Restatement on Each Financial Statement Line Items (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Jun. 28, 2020
Balance Sheet
Total liabilities	$ 60,216,857	$ 30,765,703	$ 29,884,353
Class A Common Stock subject to possible redemption		334,443,000	334,443,000
Allocation of underwriters' discounts, offering costs and deferred fees to Class A shares		(19,258,050)	(19,106,888)
Immediate accretion to redemption amount		29,815,050	29,663,888
Total temporary equity	345,000,000	345,000,000	345,000,000
Accumulated deficit	(59,182,812)	(29,200,648)	(28,211,250)
Total stockholders' equity (deficit)	(59,181,949)	(29,199,785)	(28,210,387)	$ 0
Statement of Operations
Warrant liability expense	(26,672,500)	(794,500)
Allocated expense for warrant issuance cost		(607,898)
Loss before income taxes	(29,947,761)	(1,527,508)
Net loss	(29,974,034)	(1,501,235)
Total comprehensive loss		(1,501,235)
Statement of Cash Flows
Net loss	(29,974,034)	(1,501,235)
Issuance costs related to warrant liability		607,898
Changes in fair value warrants derivative liability	26,672,500	794,500
Public Warrants
Balance Sheet
Warrants derivative liability	27,255,000	11,040,000	10,557,000
Statement of Operations
Warrant liability expense	(16,215,000)	(483,000)
Statement of Cash Flows
Changes in fair value warrants derivative liability	16,215,000	483,000
Private Warrants
Balance Sheet
Warrants derivative liability	17,577,500	7,120,000	6,808,500
Class A Common Stock
Balance Sheet
Common stock value	0	$ 0
Total stockholders' equity (deficit)				0
Statement of Operations
Net loss	$ (23,985,731)
Weighted-average shares outstanding	34,500,000	3,170,550
Common stock - basic and diluted	$ (0.70)	$ (2.14)
Class F Common Stock
Balance Sheet
Common stock value	$ 863	$ 863
Total stockholders' equity (deficit)	863	$ 863		$ 0
Statement of Operations
Net loss	$ (5,996,433)
Weighted-average shares outstanding	8,625,000	11,457,666
Common stock - basic and diluted	$ (0.70)	$ (2.14)
As Previously Reported
Balance Sheet
Total liabilities		$ 12,605,703	12,518,853
Class A Common Stock subject to possible redemption		328,960,210	329,155,110
Total temporary equity		328,960,210	329,155,110
Additional paid-in capital		5,097,819	5,058,855
Accumulated deficit		(98,837)	(59,873)
Total stockholders' equity (deficit)		5,000,005	5,000,003
Statement of Operations
Loss before income taxes		(125,110)
Net loss		(98,837)
Total comprehensive loss		(98,837)
Statement of Cash Flows
Net loss		(98,837)
As Previously Reported | Class A Common Stock
Balance Sheet
Common stock value		$ 160	158
Statement of Operations
Weighted-average shares outstanding		3,153,300
Common stock - basic and diluted		$ 0.00
As Previously Reported | Class F Common Stock
Statement of Operations
Weighted-average shares outstanding		11,395,997
Common stock - basic and diluted		$ (0.01)
Adjustments
Balance Sheet
Total liabilities		$ 18,160,000	17,365,500
Class A Common Stock subject to possible redemption		5,482,790	5,287,890
Allocation of underwriters' discounts, offering costs and deferred fees to Class A shares		(19,258,050)	(19,106,888)
Immediate accretion to redemption amount		29,815,050	29,663,888
Total temporary equity		16,039,790	15,844,890
Additional paid-in capital		(5,097,819)	(5,058,855)
Accumulated deficit		(29,101,811)	(28,151,377)
Total stockholders' equity (deficit)		(34,199,790)	(33,210,390)
Statement of Operations
Warrant liability expense		(794,500)
Allocated expense for warrant issuance cost		(607,898)
Loss before income taxes		(1,402,398)
Net loss		(1,402,398)
Total comprehensive loss		(1,402,398)
Statement of Cash Flows
Net loss		(1,402,398)
Issuance costs related to warrant liability		607,898
Changes in fair value warrants derivative liability		794,500
Adjustments | Public Warrants
Balance Sheet
Warrants derivative liability		11,040,000	10,557,000
Adjustments | Private Warrants
Balance Sheet
Warrants derivative liability		7,120,000	6,808,500
Adjustments | Class A Common Stock
Balance Sheet
Common stock value		$ (160)	$ (158)
Statement of Operations
Weighted-average shares outstanding		17,250
Common stock - basic and diluted		$ (2.14)
Adjustments | Class F Common Stock
Statement of Operations
Weighted-average shares outstanding		61,669
Common stock - basic and diluted		$ (2.13)